Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (153,518)	$ (147,787)	$ (83,559)
Income (loss) from discontinued operations, net of tax	2,766	3,832	(36,476)
Loss from continuing operations	(156,284)	(151,619)	(47,083)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash interest expense	6,004	8,217	8,511
Non-cash loss on extinguishment of convertible notes due 2020	14,566
Non-cash activity related to discontinued operations	13,224	11,215
Benefit from intra period tax allocation	(13,224)	(11,215)
Loss on disposal of property and equipment	493	4
Gain on sale of property and equipment	(40)
Impairment of in-process research and development intangible asset	2,800
Depreciation and amortization expense	4,895	3,250	2,438
Stock-based compensation expense	12,140	13,161	11,978
Purchased premiums and interest on marketable securities			858
Changes in operating assets and liabilities:
Accounts receivable	(264)	1,654	4,235
Prepaid expenses and other current assets	2,184	(32)	1,093
Accounts payable, accrued expenses and other	(9,837)	13,163	(5,641)
Deferred revenues			(73,392)
Deferred rent and tax incentives	408	2,374	712
Net cash used in continuing operations for operating activities	(122,935)	(109,828)	(96,291)
Net cash provided by (used in) discontinuing operations for operating activities	(47,306)	4,472	61,483
Net cash used in operating activities	(170,241)	(105,356)	(34,808)
Cash flows from investing activities
Purchase of marketable securities	(84,262)		(111,832)
Proceeds from sales and maturities of marketable securities	84,160	87,899	111,858
Purchase of property and equipment	(2,640)	(11,902)	(4,538)
Other investing activities, net			(2)
Net cash provided by (used in) continuing operations for investing activities	(2,742)	75,997	(4,514)
Net cash used in discontinuing operations for investing activities	(515)	(887)	(1,497)
Net cash provided by (used in) investing activities	(3,257)	75,110	(6,011)
Cash flows from financing activities
Proceeds from exercise of options and warrants to purchase common stock	6,224	10,087	10,384
Proceeds from issuance of convertible promissory notes by Silver Creek Pharmaceuticals, Inc.			1,044
Proceeds from at the market offering, net of issuance costs		38,560
Proceeds from issuance of senior secured notes due 2022, net of issuance costs		169,434
Proceeds from issuance of preferred stock by Silver Creek Pharmaceuticals, Inc.	3,361	2,083
Repayment of loans payable to Hercules Technology Growth Capital, Inc.		(40,000)
Other financing activities, net	(169)		(7)
Net cash provided by financing activities	9,416	180,164	11,421
Net increase (decrease) in cash and cash equivalents	(164,082)	149,918	(29,398)
Cash and cash equivalents, beginning of period	185,606	35,688	65,086
Cash and cash equivalents, end of period	21,524	185,606	35,688
Non-cash investing and financing activities
Purchases of property and equipment in accounts payable, accrued expenses and other	130	816	704
Receivables related to stock option exercises in prepaid expenses and other current assets	232	14
Receivables related to the sale of property and equipment in prepaid expenses and other current assets	40
Principal amount of convertible notes	64,209
Supplemental disclosure of cash flows
Cash paid for interest	23,914	10,087	9,510
Silver Creek [Member]
Cash flows from financing activities
Cash and cash equivalents, beginning of period	700
Cash and cash equivalents, end of period	$ 1,900	$ 700
Silver Creek [Member] | Series A Preferred Stock [Member]
Non-cash investing and financing activities
Principal amount of convertible notes			$ 1,044